Deposit On License Impairment (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2018	Jan. 31, 2017
Deposit on license	$ 0	$ 60,000	$ 142,455	$ 0
Impairment of deposit on license			79,975	$ 0
License and permits			62,480
License With Affordable Green LLC [Member]
Deposit on license			142,455
Impairment of deposit on license			79,975
License and permits			$ 62,480
Deposit on license terms			All funds used for the deposit on license were received by way of short term loans that bear a 5% annual interest rate.